Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Tax on income/(loss) before tax, impairment of investments in equity investees, share of equity investees' losses and discontinued operations at South African mining statutory rate		$ 26.9	$ (36.8)	$ 55.3
Rate adjustment to reflect company tax rates		(4.4)	1.7	25.5
Valuation allowance raised against deferred tax assets	[1]	(112.6)	(38.3)	(1.1)
Non deductible expenditure	[2]	(19.5)	(18.0)	(56.1)
Non taxable profit on disposal of investments and subsidiaries			23.4
Non deductible exploration and feasibility and evaluation costs		(6.8)	(9.6)	(47.2)
Non deductible share-based compensation		(3.3)	(6.2)	(11.5)
Non deductible interest expense		(23.7)	(24.4)	(25.3)
Deferred taxation released/(raised) on unremitted earnings	[3]	6.4	(7.0)
Prior year under provision		(5.2)	(4.1)
Other		(9.0)	(2.3)	(11.4)
Income and mining tax expense		(155.0)	$ (121.6)	(105.7)
Cerro Corona
Income Taxes [Line Items]
Deferred tax adjustment on changes in tax rates		$ (3.8)
Prior year adjustment to deferred tax	[4]			(29.5)
South Africa
Income Taxes [Line Items]
Deferred tax adjustment on changes in tax rates				$ (4.4)
South Africa | Mining statutory rate
Income Taxes [Line Items]
Statutory income tax rate		34.00%	34.00%	34.00%
South Africa | Non-mining income standard tax rate
Income Taxes [Line Items]
Statutory income tax rate		28.00%	28.00%	28.00%
South Africa | Non-mining companies
Income Taxes [Line Items]
Statutory income tax rate		28.00%	28.00%	28.00%
Ghana
Income Taxes [Line Items]
Statutory income tax rate		35.00%	35.00%	35.00%
Australia
Income Taxes [Line Items]
Statutory income tax rate		30.00%	30.00%	30.00%
Peru
Income Taxes [Line Items]
Statutory income tax rate		30.00%	30.00%	30.00%

[1]	During fiscal year ended December 31, 2015 and 2014, the Group raised a valuation allowance against unredeemed capital expenditure and net operating losses. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
[2]	The December 31, 2015: $19.5 million (December 31, 2014: $18.0 million and December 31, 2013: $56.1 million) non-deductible expenditure comprises mainly $11.5 million (December 31, 2014: $1.8 million and December 31, 2013: $13.3 million) of impairments, $nil million (December 31, 2014: $nil and December 31, 2013: $8.0 million) of facility charges, $1.1 million (December 31, 2014: $2.0 million and December 31, 2013: $8.2 million) of legal and consulting fees, $nil million (December 31, 2014: $nil and December 31, 2013: $5.1 million) of stamp duty on the Yilgarn South assets acquisition and $6.9 million (December 31, 2014: $7.0 million and December 31, 2013: $9.4 million) of various Peruvian non-deductible expenses. There were no other individually significant amounts included in this line item.
[3]	Provision has been made for foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries, where the Group is unable to assert that the undistributed earnings will be permanently reinvested.In all other cases, no provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management's intention that these earnings will be permanently reinvested into future capital projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.
[4]	In connection with the preparation of the consolidated financial statements for the year ended December 31, 2013, the Group identified an understatement in the calculation of its deferred tax liabilities related to its Cerro Corona operations in Peru. Deferred tax amounting to $29.5 million was incorrectly recognised in prior years on the basis differences related to foreign nonmonetary assets and liabilities that are remeasured from the local currency into the functional currency. As a result, the deferred tax liability at December 31, 2012 was understated by $29.5 million. The Group applied SEC Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. SAB No. 108 states that registrants must quantify the impact of correcting all misstatements on all periods presented, including both the carryover (iron curtain method) and reversing (rollover method) effects of prior-year misstatements on the current-year financial statements, and by evaluating the misstatement measured under each method in light of quantitative and qualitative factors. In accordance with accounting guidance presented in ASC 250-10 and SEC Staff Accounting Bulletin No. 99, Materiality, the Group assessed the materiality of the misstatement and concluded that it was not material to Group's current-year financial statements, taken as a whole. Under SAB No. 108, prior-year misstatements may be corrected in the current- year provided that such correction does not result in a material misstatement to the current-year financial statements. Correcting current-year financial statements for such "immaterial errors" does not require previously filed reports to be amended. The Group corrected the misstatement in the consolidated financial statements for the year ended December 31, 2013 as an "out-of-period" adjustment of $29.5 million.